Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On January 14, 2022, the Company consummated its Initial Public Offering of 30,000,000 Units, including the issuance of 3,900,000 Units as a result of the underwriter’s partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $20.2 million, of which approximately $14.3 million was for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant. Each whole warrant will entitle the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 5). Each warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.

NOTE 4. INITIAL PUBLIC OFFERING

On January 14, 2022, the Company consummated its Initial Public Offering of 30,000,000 Units, including the issuance of 3,900,000 Units as a result of the underwriter’s partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $20.2 million, of which approximately $14.3 million was for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant. Each whole warrant will entitle the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6). Each warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.